Deposits (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deposits [Abstract]
Certificate of deposit accounts	$ 250,000	$ 250,000
Deposit totaling	21,000,000	14,700,000
Brokered certificates of deposit	$ 52,000,000	$ 21,000,000